advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
advance billings and customer deposits
Advance billings	$ 825	$ 877
Deferred customer activation and connection fees	4	3
Customer deposits	15	13
Contract liabilities	844	893	$ 890
Other	136	160
Total	$ 980	$ 1,053